Document and Entity Information	Dec. 24, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000064040
Document Type	8-K
Document Period End Date	Dec. 24, 2021
Entity Registrant Name	S&P Global Inc.
Entity Incorporation State Country Code	NY
Entity File Number	1-1023
Entity Tax Identification Number	13-1026995
Entity Address, Address Line One	55 Water Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10041
City Area Code	(212)
Local Phone Number	438-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock (par value $1.00 pershare)
Trading Symbol	SPGI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false